Trade and other current payables (Tables)	12 Months Ended
Dec. 31, 2017
Trade and other current payables [abstract]
Disclosure of detailed information about trade and other payables [Text Block]
Trade and other payables are detailed as follows:

	As of December 31, 2017		As of December 31, 2016
	Current	Non current	Current	Non current
	ThCh$	ThCh$	ThCh$	ThCh$
Suppliers	224,330,195	-	210,220,910	-
Notes payable	4,707,572	541,783	2,121,497	1,082,898
Withholdings payable	52,643,786	-	47,397,072	-
Total	281,681,553	541,783	259,739,479	1,082,898